Information by segment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Segment Disclosure for Company's Consolidated Operations	Segment disclosure for the Company’s consolidated operations is as follows:

2022	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	131,002	95,738	226,740
Intercompany revenue	6,487	2	6,489
Gross profit	62,035	38,265	100,300
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	15,797	9,990	25,787
Depreciation and amortization	6,424	4,001	10,425
Non-cash items other than depreciation and amortization	957	781	1,738
Equity in earnings (loss) of associated companies and joint ventures	417	(31)	386
Total assets	172,711	105,284	277,995
Investments in associate companies and joint ventures	6,925	1,527	8,452
Total liabilities	113,554	32,565	146,119
Capital expenditures, net(3)	11,759	7,906	19,665

2021	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	115,794	79,010	194,804
Intercompany revenue	5,415	13	5,428
Gross profit	57,366	31,232	88,598
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	15,792	7,060	22,852
Depreciation and amortization	5,988	3,846	9,834
Non-cash items other than depreciation and amortization	1,052	561	1,613
Equity in earnings (loss) of associated companies and joint ventures	141	(53)	88
Total assets	170,543	101,024	271,567
Investments in associate companies and joint ventures	5,991	1,503	7,494
Total liabilities	115,738	28,257	143,995
Capital expenditures, net(3)	9,800	4,064	13,865

2020	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	106,783	76,832	183,615
Intercompany revenue	4,998	18	5,016
Gross profit	52,906	29,905	82,811
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	14,751	1,326	16,077
Depreciation and amortization	6,471	4,137	10,608
Non-cash items other than depreciation and amortization	979	515	1,494
Equity in earnings (loss) of associated companies and joint ventures	(95)	(186)	(281)
Total assets	165,887	97,179	263,066
Investments in associate companies and joint ventures	5,804	1,819	7,623
Total liabilities	113,727	26,882	140,609
Capital expenditures, net(3)	6,764	3,590	10,354
(1) Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 106,911, Ps. 94,762 and Ps. 87,833 during the years ended December 31, 2022, 2021 and 2020, respectively. Domestic (Mexico only) total assets were Ps. 152,236, Ps. 149,421 and Ps. 148,068 as of December 31, 2022, 2021 and 2020, respectively. Domestic (Mexico only) total liabilities were Ps. 108,073, Ps. 109,945 and Ps. 109,086 as of December 31, 2022, 2021 and 2020, respectively.
(2) South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 63,944, Ps. 53,051 and Ps. 56,191 during the years ended December 31, 2022, 2021 and 2020, respectively. Brazilian total assets were Ps. 77,026, Ps. 74,163 and Ps. 70,376 as of December 31, 2022, 2021 and 2020, respectively. Brazilian total liabilities were Ps. 24,003, Ps. 20,440 and Ps. 19,148 as of December 31, 2022, 2021 and 2020, respectively. South America revenues also include Colombian revenues of Ps. 16,799 Ps. 14,180 and Ps. 12,049 during the years ended December 31, 2022, 2021 and 2020, respectively. Colombian total assets were Ps. 14,607, Ps. 15,132 and Ps. 15,993 as of December 31, 2022, 2021 and 2020, respectively. Colombian total liabilities were Ps. 3,902, Ps. 3,395 and Ps. 3,262 as of December 31, 2022, 2021 and 2020, respectively. South America revenues also include Argentine revenues of Ps. 10,917, Ps. 8,408 and Ps. 5,468 during the years ended December 31, 2022, 2021 and 2020, respectively. Argentine total assets were Ps. 7,344, Ps. 6,087 and Ps. 5,039 as of December 31, 2022, 2021 and 2020, respectively. Argentine total liabilities were Ps. 2,378, Ps. 2,013 and Ps. 1,842 as of December 31, 2022, 2021 and 2020, respectively. South America revenues also include Uruguay revenues of Ps. 4,078, Ps. 3,371 and Ps. 3,124 during the years ended on December 31, 2022 and 2021, respectively. Uruguay total assets were Ps. 6,307, Ps. 5,642 and Ps. 5,771 as of December 31, 2022 and 2021, respectively. Uruguay total liabilities were Ps. 2,282, Ps. 2,409 and Ps. 2,630, as of December 31, 2022 and 2021, respectively.
(3) Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.